Changes in Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Gross goodwill, beginning of year	¥ 276,053	¥ 231,231
Accumulated impairment, beginning of year	(13,591)	(13,591)
Goodwill after accumulated impairment	262,462	217,640
Goodwill acquired during the year		34,812
Foreign currency translation adjustment	4,669	10,010
Other	(820)
Gross goodwill, end of year	279,902	276,053
Accumulated impairment, end of year	(13,591)	(13,591)
Balance at end of year	266,311	262,462
Telecommunications Business
Goodwill [Line Items]
Gross goodwill, beginning of year	141,825	132,116
Goodwill after accumulated impairment	141,825	132,116
Goodwill acquired during the year		8,657
Foreign currency translation adjustment	2,093	1,052
Gross goodwill, end of year	143,918	141,825
Balance at end of year	143,918	141,825
Smart Life Business
Goodwill [Line Items]
Gross goodwill, beginning of year	70,663	46,512
Goodwill after accumulated impairment	70,663	46,512
Goodwill acquired during the year		24,095
Foreign currency translation adjustment	84	56
Other	6
Gross goodwill, end of year	70,753	70,663
Balance at end of year	70,753	70,663
Other businesses
Goodwill [Line Items]
Gross goodwill, beginning of year	63,565	52,603
Accumulated impairment, beginning of year	(13,591)	(13,591)
Goodwill after accumulated impairment	49,974	39,012
Goodwill acquired during the year		2,060
Foreign currency translation adjustment	2,492	8,902
Other	(826)
Gross goodwill, end of year	65,231	63,565
Accumulated impairment, end of year	(13,591)	(13,591)
Balance at end of year	¥ 51,640	¥ 49,974